Accumulated Other Comprehensive Income Parenthetical (Details 2) (USD $) In Millions	12 Months Ended
May 31, 2011
Tax on change during the period in components of accumulated other comprehensive income:
Tax on cumulative foreign currency translation adjustment	$ 55.5
Tax on net actuarial gain (loss) and prior service cost	$ 26.9